The Company (Details) $ in Millions	12 Months Ended
	Apr. 03, 2022 CAD ($) store segment	Mar. 28, 2021 CAD ($)
Corporate Information And Statement Of IFRS Compliance [Abstract]
Proportion of total outstanding shares owned by principal shareholder	48.50%
Proportion of voting shares owned by principal shareholder	90.40%
Proportion of total outstanding shares owned by public markets	51.50%
Proportion of voting shares owned by public markets	9.60%
Number of operating segments | segment	3
Number of reportable segments | segment	3
Number of retail locations closed, COVID-19 impact | store	5
Number of retail locations | store	41
Impairment losses, property, plant and equipment | $	$ 1.6
Impairment losses, right-of-use assets | $	$ 6.1
Impairment loss, number of retail stores | store	2
Rent concessions, COVID-19 impact | $	$ 0.6	$ 4.1